                                  LOOMIS SAYLES
                                MANAGED BOND FUND





                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2000























                ONE FINANCIAL CENTER, BOSTON, MASSACHUSETTS 02111
                                  800-633-3330

LOOMIS SAYLES MANAGED BOND FUND


PERFORMANCE

For the six-month period ended March 31, 2000, the Managed Bond Fund returned 4.68% (before deducting the maximum 2.50% front end sales charge), compared to the 2.27% return for the Fund's benchmark, the Lehman Brothers Government/Corporate Bond Index. The average corporate debt funds A-Rated, as measured by Lipper Inc., posted a total return of 1.63% for the same period.


PORTFOLIO REVIEW

The Fund successfully weathered two challenging bond market climates over the past six-month period. The final three months of 1999 capped off a year that produced rising interest rates and negative returns for most major bond market sectors. Then, in the first three months of 2000, a flight to quality ensued as long-term U.S. Treasuries outperformed all other bond market sectors, primarily due to the U.S. Treasury Department's announcement that it would start buying back longer-term bonds. Agencies also declined considerably when the Treasury discussed the possibility of removing the implied government backing of these securities. All of these events led to an overall widening of corporate spreads, as the markets scrambled to find a relative risk-free benchmark in which to value corporate issues.

While the market volatility of the last six months may have been bad news for some, we viewed it as an excellent opportunity to find undervalued bonds with long-term appreciation potential. The Fund also was well positioned to capitalize on events in the equity market and on fixed income investments emphasizing non-market related factors.

The Fund's overweight in convertible issues contributed significantly to the Fund's outperformance, as the underlying equities, particularly in the technology sector, continued to climb. Overweightings in the financial sector and the energy sector, which continued to benefit from the prolonged climb in oil prices, also enhanced Fund performance. Canadian provincials also added significantly to performance.


PORTFOLIO POSITIONING

In this current atmosphere of volatility, we are taking an opportunistic approach to the market, relying on sound, fundamental credit analysis in an attempt to uncover deep discounted, undervalued issues with call protection and significant total return potential.

                         AVERAGE ANNUAL RETURNS (%)-PERIODS ENDED MARCH 31, 2000

-----------------------------------------------------------------------------------------------------------------
                                                                                                    Since
                                                   6 Months*             1 Year              Inception(a)
-----------------------------------------------------------------------------------------------------------------
LOOMIS SAYLES MANAGED BOND FUND(b)                      2.07              -1.21                      4.39
Lipper Corporate Debt Funds A-Rated Index(c)            1.97               0.87                      1.09
Lehman Brothers Government/Corporate Bond Index(d)      2.27               1.70                      0.94

                       CUMULATIVE PERFORMANCE-OCTOBER 31, 1998 TO MARCH 31, 2000
--------------------------------------------------------------------------------
[GRAPH]

           Loomis Sayles     Lipper Corporate        Lehman Brothers
              Managed           Debt Funds         Government/Corporate
           Bond Fund (b)      A-Rated Index             Bond Index
           -------------     ----------------      --------------------
10/31/98      $9,750             $10,000                 $10,000
11/30/98      $10,367            $10,109                 $10,060
12/31/98      $10,296            $10,141                 $10,084
 1/31/99      $10,600            $10,228                 $10,156
 2/28/99      $10,050            $10,001                  $9,915
 3/31/99      $10,702            $10,066                  $9,964
 4/30/99      $10,867            $10,098                  $9,988
 5/31/99      $10,594             $9,984                  $9,885
 6/30/99      $10,464             $9,906                  $9,855
 7/31/99      $10,428             $9,891                  $9,827
 8/31/99      $10,375             $9,664                  $9,819
 9/30/99      $10,361             $9,958                  $9,908
10/31/99      $10,364             $9,973                  $9,934
11/30/99      $10,420             $9,960                  $9,928
12/31/99      $10,469             $9,935                  $9,868
 1/31/00      $10,392             $9,913                  $9,865
 2/29/00      $10,661            $10,018                  $9,989
 3/31/00      $10,846            $10,154                 $10,133

     Foreign investments involve special risks including greater economic, political and currency fluctuation risks, which may be even greater in emerging markets. In addition, foreign countries may have different accounting standards than those of the U.S., which may adversely affect the value of the Fund. High yield securities are subject to a high degree of market and credit risk. In addition, the secondary market for these securities may lack liquidity which, in turn, may adversely affect the value of these securities and that of the Fund.

NOTE: PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. IT IS NOT POSSIBLE TO INVEST IN AN INDEX.
(a): INCEPTION DATE OF THE LOOMIS SAYLES MANAGED BOND FUND IS OCTOBER 1, 1998. SINCE LIPPER CORPORATE DEBT FUNDS A-RATED INDEX AND LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX PERFORMANCE DATA IS NOT AVAILABLE COINCIDENT WITH THIS DATE, COMPARATIVE PERFORMANCE IS PRESENTED FROM OCTOBER 31, 1998.
(b): PERFORMANCE FOR THE FUND INCLUDES THE EFFECT OF THE MAXIMUM 2.50% FRONT END SALES CHARGES.
(c): THE LIPPER CORPORATE DEBT FUNDS A-RATED INDEX IS AN EQUALLY WEIGHTED UNMANAGED INDEX OF TYPICALLY THE 30 LARGEST MUTUAL FUNDS WITHIN THE CORPORATE DEBT FUNDS A-RATED INVESTMENT OBJECTIVE. RETURNS ARE ADJUSTED FOR THE REINVESTMENT OF CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS.
(d): LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX IS AN UNMANAGED INDEX WHICH IS A COMPOSITE OF APPROXIMATELY 5,300 CORPORATE AND GOVERNMENT ISSUES WITH AT LEAST $100 MILLION OUTSTANDING FOR GOVERNMENT ISSUES AND $25 MILLION FOR CORPORATES, AND GREATER THAN 1 YEAR MATURITY. THE INDEX RETURNS HAVE NOT BEEN LOWERED FOR ONGOING MANAGEMENT AND OPERATING EXPENSES APPLICABLE TO MUTUAL FUND INVESTMENTS.
*    NOT ANNUALIZED.

LOOMIS SAYLES MANAGED BOND FUND


LOOMIS SAYLES MANAGED BOND FUND

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                       FACE
                                                                     AMOUNT      VALUE +
----------------------------------------------------------------------------------------
BONDS AND NOTES-96.8% OF NET ASSETS

NON-CONVERTIBLE BONDS-71.6%
AEROSPACE/DEFENSE--3.5%
  Lockheed Martin Corp., 8.500%, 12/01/29                 USD       500,000  $   509,310
  Raytheon Co., 6.400%, 12/15/18                                  1,000,000      826,800
                                                                             -----------
                                                                               1,336,110
                                                                             -----------
AIRLINES--1.8%
  Delta Air Lines, Inc., 8.300%, 12/15/29                           750,000      683,002
                                                                             -----------
AUTO & RELATED--3.9%
  Dana Corp., 7.000%, 3/15/28                                     1,000,000      861,450
  TRW, Inc., 6.650%, 1/15/28                                        750,000      604,200
                                                                             -----------
                                                                               1,465,650
                                                                             -----------
BUILDING MATERIALS--2.2%
  Owens Corning, 7.500%, 8/01/18                                  1,000,000      836,820
                                                                             -----------
CANADIAN--15.6%
  Canadian Government, Zero Coupon Bond, 6/01/25          CAD     9,500,000    1,663,081
  Clearnet Communications, Inc., Zero Coupon Bond,
   5/15/08 (step to 10.400% on 5/15/03) #                         1,750,000      747,889
  Province of British Columbia, Zero Coupon Bond,1/09/12          3,500,000    1,132,039
  Province of British Columbia, Zero Coupon Bond, 8/23/24         1,750,000      266,357
  Province of Ontario, Zero Coupon Bond, 6/02/27                 12,000,000    1,641,992
  Province of Saskatchewan, Zero Coupon Bond, 1/18/10             1,233,000      461,243
                                                                             -----------
                                                                               5,912,601
                                                                             -----------
COMPUTER HARDWARE--1.8%
  Dell Computer Corp., 7.100%, 4/15/28                    USD       750,000      665,213
                                                                             -----------
FINANCIAL SERVICES--2.7%
  Merey Sweeny LP, 8.850%, 12/18/19 144A                            500,000      492,115
  US West Capital Funding, Inc., 6.875%, 7/15/28                    600,000      529,002
                                                                             -----------
                                                                               1,021,117
                                                                             -----------
FOOD & BEVERAGE--1.2%
  ConAgra, Inc., 7.000%, 10/01/28                                   500,000      437,985
                                                                             -----------
FOREIGN ISSUER--1.1%
  Dolphin Telecom Plc, Zero Coupon Bond, 6/01/08
   (step to 11.625% on 6/01/03) #                         EUR     1,000,000      427,055
                                                                             -----------
FOREST & PAPER PRODUCTS--0.6%
  Georgia-Pacific Group, 7.375%, 12/01/25                 USD       250,000      225,285
                                                                             -----------
HEALTH CARE--PRODUCTS--1.7%
  Bausch & Lomb, Inc., 7.125%, 8/01/28                              750,000      634,538
                                                                             -----------
HEALTH CARE--SERVICES--2.3%
  Columbia/HCA Healthcare Corp., 7.190%, 11/15/15                   800,000      652,000
  Columbia/HCA Healthcare Corp., 7.690%, 6/15/25                    250,000      200,312
                                                                             -----------
                                                                                 852,312
                                                                             -----------
OIL & GAS--10.4%
  Global Marine, Inc., 7.000%, 6/01/28                              100,000       86,110
  Pennzoil-Quaker State Co., 6.750%, 4/01/09                        500,000      417,355

                                                                               3

LOOMIS SAYLES MANAGED BOND FUND


LOOMIS SAYLES MANAGED BOND FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                       FACE
                                                                     AMOUNT      VALUE +
----------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

OIL & GAS--CONTINUED
  Pennzoil-Quaker State Co., 7.375%, 4/01/29              USD       500,000  $   362,255
  Pioneer Natural Resources Co., 6.500%, 1/15/08                    850,000      732,071
  Pioneer Natural Resources Co., 7.200%, 1/15/28                    250,000      185,000
  Seagull Energy Corp., 7.500%, 9/15/27                             250,000      203,750
  Tennessee Gas Pipeline Co., 7.000%, 10/15/28                      900,000      796,941
  Union Pacific Resources Group, Inc., 7.050%, 5/15/18              500,000      448,300
  Union Pacific Resources Group, Inc., 7.150%, 5/15/28              450,000      397,102
  Union Pacific Resources Group, Inc., 7.500%, 10/15/26             350,000      323,152
                                                                             -----------
                                                                               3,952,036
                                                                             -----------
OIL & GAS DRILLING EQUIPMENT--1.5%
  R & B Falcon Corp., Series B, 7.375%, 4/15/18                     750,000      573,750
                                                                             -----------
OIL & GAS EXPLORATION--0.6%
  Anadarko Petroleum Corp., 7.000%, 11/15/27                        250,000      224,100
                                                                             -----------
RAIL--TRANSPORT--0.2%
  Missouri Pacific Railroad Co., 4.750%, 1/01/20                     25,000       15,250
  Missouri Pacific Railroad Co., 5.000%, 1/01/45                    140,000       71,400
                                                                             -----------
                                                                                  86,650
                                                                             -----------
REAL ESTATE INVESTMENT TRUSTS--4.5%
  First Industrial, 7.600%, 7/15/28                                 900,000      761,148
  Security Capital Industrial Trust, 7.625%, 7/01/17                500,000      446,150
  Susa Partnership LP, 7.500%, 12/01/27                             600,000      499,656
                                                                             -----------
                                                                               1,706,954
                                                                             -----------
RETAIL--GENERAL--1.3%
  Dillon Read Structured Finance Corp., 7.430%, 8/15/18             125,000      105,899
  K Mart Corp., 7.950%, 2/01/23                                     250,000      225,210
  Woolworth Corp., 8.500%, 1/15/22                                  250,000      156,875
                                                                             -----------
                                                                                 487,984
                                                                             -----------
SUPRANATIONAL--1.5%
  International Bank for Reconstruction & Development,
  Zero Coupon Bond, 8/20/07                               NZD     2,000,000      566,718
                                                                             -----------
TELECOMMUNICATIONS--7.1%
  Intermedia Communications, Inc., Zero Coupon Bond,
   3/01/09 (step to 12.250% on 3/01/04) #                 USD     1,000,000      600,000
  Nextel Communications, Inc., Zero Coupon Bond,
   10/31/07 (step to 9.750% on 10/31/02) #                          500,000      342,500
  Nextel International, Inc., Zero Coupon Bond,
   4/15/08 (step to 12.125% on 4/15/03) #                           900,000      558,000
  RCN Corp., Zero Coupon Bond, 10/15/07
   (step to 11.125% on 10/15/02) #                                1,100,000      704,000
  RCN Corp., Zero Coupon Bond, 2/15/08
   (step to 9.800% on 2/15/03) #                                    600,000      357,000
  Teligent, Inc., Zero Coupon Bond, 3/01/08
   (step to 11.500% on 3/01/03) #                                   250,000      132,500
                                                                             -----------
                                                                               2,694,000
                                                                             -----------


LOOMIS SAYLES MANAGED BOND FUND


LOOMIS SAYLES MANAGED BOND FUND (CONTINUED)

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                       FACE
                                                                     AMOUNT      VALUE +
----------------------------------------------------------------------------------------
BONDS AND NOTES-CONTINUED

TOBACCO--1.6%
  Philip Morris Cos., Inc., 7.750%, 1/15/27               USD       750,000  $   619,410
                                                                             -----------
TRANSPORTATION--1.6%
  Trico Marine Services, Inc., 8.500%, 8/01/05                      650,000      585,000
                                                                             -----------
UTILITIES--2.9%
  KN Energy, Inc., 7.250%, 3/01/28                                1,250,000    1,114,175
                                                                             -----------
  TOTAL NON-CONVERTIBLE BONDS
   (Identified Cost $28,200,241)                                              27,108,465
                                                                             -----------
CONVERTIBLE BONDS-25.2%
COMPUTERS--1.7%
  Maxtor Corp., 5.750%, 3/01/12                                     500,000      350,000
  Quantum Corp.--DLT & Storage Systems,
   7.000%, 8/01/04                                                  200,000      161,000
  Western Digital, Zero Coupon Bond, 2/18/18                        750,000      144,375
                                                                             -----------
                                                                                 655,375
                                                                             -----------
DIVERSIFIED OPERATIONS--4.4%
  Thermo Electron Corp., 4.250%, 1/01/03 144A                     1,850,000    1,683,500
                                                                             -----------
ELECTRONIC COMPONENTS--1.2%
  Kent Electronics Corp., 4.500%, 9/01/04                           500,000      443,750
                                                                             -----------
FINANCIAL SERVICES--0.5%
  Bell Atlantic Financial Services, 5.750%, 4/01/03                 200,000      203,630
                                                                             -----------
HEALTH CARE--DRUGS--0.6%
  Dura Pharmaceuticals, Inc., 3.500%, 7/15/02                       300,000      241,875
                                                                             -----------
HEALTH CARE--SERVICES--2.6%
  Healthsouth Corp., 3.250%, 4/01/03                              1,250,000      968,750
                                                                             -----------
INDUSTRIAL EQUIPMENT--1.0%
  MascoTech, Inc., 4.500%, 12/15/03                                 500,000      377,500
                                                                             -----------
INSURANCE--4.6%
  Loews Corp., 3.125%, 9/15/07                                    1,950,000    1,742,812
                                                                             -----------
MULTI-INDUSTRY--0.4%
  Thermo Instrument Systems, Inc., 4.500%,
   10/15/03 144A                                                    150,000      137,250
                                                                             -----------
OFFICE EQUIPMENT--2.2%
  Xerox Corp., 0.570%, 4/21/18                                    1,500,000      817,500
                                                                             -----------
OIL & GAS--6.0%
  Baker Hughes, Inc., Zero Coupon Bond, 5/05/08                   2,050,000    1,527,250
  Diamond Offshore Drilling, Inc., 3.750%, 2/15/07                  650,000      757,250
                                                                             -----------
                                                                               2,284,500
                                                                             -----------
  TOTAL CONVERTIBLE BONDS
   (Identified Cost $9,267,289)                                                9,556,442
                                                                             -----------
  TOTAL BONDS AND NOTES
   (Identified Cost $37,467,530)                                              36,664,907
                                                                             -----------

LOOMIS SAYLES MANAGED BOND FUND

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                     SHARES      VALUE +
----------------------------------------------------------------------------------------
COMMON STOCKS-0.0% OF NET ASSETS

OIL & GAS--0.0%
  Hvide Marine, Inc.*                                                 1,304  $    17,115
                                                                             -----------
  TOTAL COMMON STOCKS
   (Identified Cost $434,111)                                                     17,115
                                                                             -----------
PREFERRED STOCKS-2.7% OF NET ASSETS

OIL & GAS--1.4%
  EVI, Inc., Conv., 5.000%                                           11,000      532,125
                                                                             -----------
REAL ESTATE INVESTMENT TRUSTS--1.3%
  CarrAmerica Realty Corp., Series B, 8.570%                          2,000       38,000
  CarrAmerica Realty Corp., Series C, 8.550%                          2,200       41,938
  CarrAmerica Realty Corp., Series D, 8.450%                          5,000       95,000
  Developers Diversified Realty Corp. Class C, 8.375%                 3,400       64,387
  Equity Residential Properties Trust, 7.250%                        10,000      197,500
  ProLogis Trust, Series D, 7.920%                                    2,300       42,838
  ProLogis Trust, Series E, 8.750%                                      400        8,650
                                                                             -----------
                                                                                 488,313
                                                                             -----------
TELECOMMUNICATIONS--0.0%
  Adelphia Business Solutions, Inc., Series B,
   12.875% PIK                                                            1        1,204
                                                                             -----------
  TOTAL PREFERRED STOCKS
   (Identified Cost $863,832)                                                  1,021,642
                                                                             -----------
WARRANTS-0.0% OF NET ASSETS

OIL & GAS--0.0%
  Hvide Marine, Inc., expiring 12/15/03 *                               815        1,630
                                                                             -----------
  TOTAL WARRANTS
   (Identified Cost $4,523)                                                        1,630
                                                                             -----------

LOOMIS SAYLES MANAGED BOND FUND

PORTFOLIO OF INVESTMENTS-AS OF MARCH 31, 2000 (UNAUDITED)

                                                                       FACE
                                                                     AMOUNT      VALUE +
----------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT-2.0% OF NET ASSETS

  Repurchase Agreement with State Street Bank and Trust
   Co., dated 3/31/00 at 4.750% to be repurchased at
   $745,295 on 4/03/00 collateralized by $770,000 U.S
   Treasury Note, 5.625% due 12/31/02 with a value of
   $763,744                                               USD       745,000  $   745,000
                                                                             -----------
  TOTAL SHORT-TERM INVESTMENT
   (Identified Cost $745,000)                                                    745,000
                                                                             -----------
TOTAL INVESTMENTS--101.5%
  (IDENTIFIED COST $39,514,996) @                                             38,450,294
  Liabilities, Less Cash and Other Assets--(1.5%)                               (577,934)
                                                                             -----------
NET ASSETS--100%                                                             $37,872,360
                                                                             -----------
                                                                             -----------

        + See Note 1.
        # Step Bond: Coupon is zero or below market rate for an initial period and then increases at a specified date and rate.
     144A Securities exempt from registration under Rule 144A of the Securities
          Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
        * Non-income producing security.
      PIK All or a portion of income may be received as additional securities.
        @ At March 31, 2000, the net unrealized depreciation on investments based on cost of $39,514,996 for federal income tax purposes was as follows: Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,095,419 and $2,160,121, respectively, resulting in net unrealized depreciation of $1,064,702.

KEY TO ABBREVIATIONS:
CAD: Canadian Dollar
EUR: Euro
NZD: New Zealand Dollar
USD: United States Dollar

                 See accompanying notes to financial statements.

LOOMIS SAYLES MANAGED BOND FUND


STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------------

ASSETS
  Investments at value                                                     $38,450,294
  Cash                                                                             822
  Receivable for:
    Dividends and interest - net                                               514,979
  Due from the adviser (Note 3)                                                 78,848
                                                                           -----------
                                                                            39,044,943
                                                                           -----------
LIABILITIES
  Payable for:
    Fund shares redeemed                                                     1,035,952
  Accrued expenses:
    Management fees (Note 3)                                                       638
    Trustees' fees (Note 3A)                                                     1,079
    Administrative fees                                                          1,264
  Other (Note 1)                                                               133,650
                                                                           -----------
                                                                             1,172,583
                                                                           -----------
NET ASSETS                                                                 $37,872,360
                                                                           -----------
                                                                           -----------
  Net Assets consist of:
    Capital paid in                                                        $38,658,559
    Undistributed (or Distribution in excess of) net investment income         228,818
    Accumulated net realized gain (loss)                                        49,685
    Unrealized appreciation (depreciation) on:
     Investments                                                            (1,064,702)
                                                                           -----------
NET ASSETS                                                                 $37,872,360
                                                                           -----------
                                                                           -----------
  Shares of beneficial interest outstanding, no par value                    3,886,050
  Net asset value and redemption price per share                           $      9.75
  Maximum offering price per share (Net asset value/97.50%)                $     10.00
Identified cost of investments                                             $39,514,996
                                                                           -----------
                                                                           -----------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES MANAGED BOND FUND


STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED MARCH 31, 2000 (UNAUDITED)

--------------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends                                                                $    26,616
  Interest                                                                   1,595,514
                                                                           -----------
                                                                             1,622,130
                                                                           -----------
  Expenses
    Management fees (Note 3)                                                   118,706
    12b-1 fees                                                                 148,382
    Trustees' fees and expenses (Note 3A)                                        2,021
    Administrative fees                                                          7,894
    Custodian and accounting fees                                               25,032
    Transfer agent fees                                                          3,100
    Audit and tax services fees                                                 13,125
    Registration fees                                                            1,111
    Printing fees                                                              168,957
    Other expenses                                                              17,093
                                                                           -----------
    Total expenses                                                             505,421
    Less expenses waived and reimbursed by the investment adviser (Note 3)    (208,657)
                                                                           -----------
    Net expenses                                                               296,764
                                                                           -----------
  Net investment income                                                      1,325,366
                                                                           -----------
NET REALIZED GAIN (LOSS) ON:
  Investments                                                                  141,142
  Foreign currency transactions                                                 33,942
                                                                           -----------
  Total net realized gain (loss)                                               175,084
                                                                           -----------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
  Investments                                                                  362,061
                                                                           -----------
  Total net change in unrealized appreciation (depreciation)                   362,061
                                                                           -----------
  Total net realized gain (loss) and change in unrealized
   appreciation (depreciation)                                                 537,145
                                                                           -----------
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                       $1,862,511
                                                                           -----------
                                                                           -----------


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES MANAGED BOND FUND


STATEMENTS OF CHANGES IN NET ASSETS


                                                            SIX MONTHS
                                                                 ENDED           PERIOD
                                                             MARCH 31,            ENDED
                                                                  2000    SEPTEMBER 30,
                                                           (UNAUDITED)            1999*
---------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income                                  $   1,325,366  $   2,330,403
  Net realized gain (loss)                                     175,084        442,231
  Change in unrealized appreciation (depreciation)             362,061     (1,426,763)
                                                         -------------     -----------
    Increase (decrease) in net assets from operations        1,862,511      1,345,871
                                                         -------------     -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                     (1,316,308)    (2,110,643)
  Net realized gain on investments                            (567,630)             0
                                                         -------------     -----------
                                                            (1,883,938)    (2,110,643)
                                                         -------------     -----------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from the sale of shares                          22,280,662     53,999,642
  Cost of shares redeemed                                  (18,650,444)   (18,971,301)
                                                         -------------     -----------
  Increase (decrease) in net assets derived from capital
  share transactions                                         3,630,218     35,028,341
                                                         -------------     -----------
  Total increase (decrease) in net assets                    3,608,791     34,263,569

NET ASSETS
  Beginning of period                                       34,263,569              0
                                                         -------------     -----------
  End of period                                          $  37,872,360  $  34,263,569
                                                         -------------     -----------
                                                         -------------     -----------
UNDISTRIBUTED NET INVESTMENT INCOME
  End of the period                                      $     228,818  $     219,760
                                                         -------------     -----------
                                                         -------------     -----------
NUMBER OF SHARES OF THE FUND:
  Issued from the sale of shares                             2,326,500      5,370,740
  Redeemed                                                  (1,938,650)    (1,872,540)
                                                         -------------     -----------
  Net change                                                   387,850      3,498,200
                                                         -------------     -----------
                                                         -------------     -----------

* COMMENCEMENT OF OPERATIONS ON OCTOBER 1, 1998.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

LOOMIS SAYLES MANAGED BOND FUND


FINANCIAL HIGHLIGHTS

                                                       SIX MONTHS
                                                          ENDED       PERIOD ENDED
                                                     MARCH 31, 2000   SEPTEMBER 30,
                                                       (UNAUDITED)        1999*
-----------------------------------------------------------------------------------

Net asset value, beginning of period                     $    9.79    $    9.95
                                                         ---------    ---------
INCOME FROM INVESTMENT OPERATIONS--
  Net investment income (loss)                                0.32         0.68
  Net realized and unrealized gain (loss) on investments      0.12        (0.22)
                                                         ---------    ---------
    Total from investment operations                          0.44         0.46
                                                         ---------    ---------
LESS DISTRIBUTIONS--
  Dividends from net investment income                       (0.33)       (0.62)
  Distributions from net realized capital gains              (0.15)        0.00
                                                         ---------    ---------
    Total distributions                                      (0.48)       (0.62)
                                                         ---------    ---------
Net asset value, end of period                           $    9.75    $    9.79
                                                         ---------    ---------
                                                         ---------    ---------
Total return (%)(a)(b)                                         4.7          4.6
Net assets, end of period (000)                          $  37,872    $  34,264
Ratios to average net assets:
  Net expenses (%)(c)(d)                                      1.50         1.50
  Gross expenses (%)(c)(d)                                    2.55         2.03
  Net investment income (loss) (%)(d)                         6.70         6.77
Portfolio turnover (%)                                          36           34

*    COMMENCEMENT OF OPERATIONS ON OCTOBER 1, 1998.
(a) TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER EXPENSES. PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
(b)  TOTAL RETURN DOES NOT INCLUDE THE EFFECT OF ANY FRONT END SALES CHARGES.
(c) THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT THE FUND'S RATIO OF EXPENSES WOULD HAVE BEEN HIGHER.
(d)  ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.


                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MARCH 31, 2000 (UNAUDITED)

1. The Loomis Sayles Managed Bond Fund (the "Fund") is a series of Loomis Sayles Funds (the "Trust"), a diversified, open-end investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "1940 Act") and organized as a Massachusetts business trust on February 20, 1991. At March 31, 2000, the Trust was composed of nineteen series. The financial statements of the 18 remaining series are presented separately. Loomis, Sayles & Company, L.P. ("Loomis Sayles") is the investment adviser of the Fund. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series.

The Fund has adopted a Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act. The Fund pays Loomis Sayles Distributors, L.P. (the "Distributor"), a subsidiary of Loomis Sayles, a monthly service fee at an annual rate of 0.25% of the Fund's average net assets and a monthly distribution fee at an annual rate of 0.50% of the Fund's average net assets.

Purchases of the Fund's share are subject to a maximum sales charge of 2.50% (the "public offering price").

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Managed Bond Fund:

A. SECURITY VALUATION -- Long-term debt securities for which quotations are readily available are valued by a pricing service, as approved by the Board of Trustees, which generally uses the most recent bid prices in the principal market in which such securities are normally traded. Equity securities for which quotations are readily available are valued at their last sale price on the exchange where primarily traded or, if there is no reported sale during the day, at the closing bid price. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Other securities for which quotations are not readily available (including restricted securities, if any) are valued primarily using dealer supplied quotations or at their fair values as determined in good faith under the general supervision of the Board of Trustees.

B. REPURCHASE AGREEMENTS -- The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price. These securities are marked-to-market daily. Loomis Sayles is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters into insolvency proceedings, realization of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

MARCH 31, 2000 (UNAUDITED)

C. FOREIGN CURRENCY TRANSLATION AND FOREIGN INVESTMENTS -- The books and records of the Fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated at contractual currency exchange rates established at the time of the trade. Income and expenses are translated at prevailing exchange rates on the respective dates of such transactions.

The results of operations resulting from changes in foreign exchange rates on investments are not isolated from fluctuations arising from changes in market prices of securities held. All such fluctuations are included with net realized and unrealized gain or loss from investments.

Net realized and unrealized gains and losses on foreign currency transactions represent foreign exchange gains and losses from the sale of holdings of foreign currencies, foreign currency gains and losses between trade dates and settlement dates on investment securities transactions, sales and maturities of forward foreign currency exchange contracts, and the difference between the amounts of daily interest accruals on the books of the Fund and the amounts actually received resulting from changes in exchange rates on the payable date.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency exchange contracts is determined using contractual currency exchange rates established at the time of each trade.

The Fund may purchase securities of foreign issuers. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of appropriation. Moreover, the markets for securities of many foreign companies and foreign governments and their markets may be less liquid and the prices of such securities may be more volatile than those of securities of comparable U.S. companies and the U.S. government.

D. SECURITY TRANSACTIONS, RELATED INVESTMENT INCOME AND EXPENSES -- Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income is increased by the accretion of discount. Discounts on zero coupon bonds, original issue discount bonds, step bonds and payment in kind bonds are accreted according to the effective interest method. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are apportioned to all funds within the Trust on the basis of relative net assets.

--------------------------------------------------------------------------------

MARCH 31, 2000 (UNAUDITED)

E. FEDERAL INCOME TAXES -- The Fund is a separate entity for federal income tax purposes. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its net investment income and any net realized capital gains. Accordingly, no provision for federal income tax or excise tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund declares and pays its net investment income to shareholders monthly. Distributions from net realized capital gains are declared and paid on an annual basis by the Fund. Income and capital gain distributions are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in reclassifications to the Fund's capital accounts to reflect income and gains available for distribution, are primarily due to differing book and tax treatments for litigation proceeds, foreign currency transactions, capital loss carry forwards, deferred losses due to wash sales, excise tax regulations, and net operating losses. Some of these classifications may include temporary book and tax basis differences that will reverse in subsequent periods.

2. PURCHASES AND SALES OF SECURITIES -- For the period ended March 31, 2000, purchases and proceeds from sales and maturities of investments, excluding short-term securities and U.S. Government securities, were $9,203,591 and $6,287,033, respectively. Purchases and proceeds from sales and maturities of U.S. Government securities, excluding short-term securities, were $7,361,993 and $7,355,458, respectively.

3. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES -- For the period ended March 31, 2000, the Fund incurred management fees payable to Loomis Sayles. Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles' general partner is indirectly owned by Nvest, L.P., a publicly-traded limited partnership whose general partner is indirectly owned by Metropolitan Life Insurance Company. Metropolitan Life Insurance Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. The management agreement for the Fund in effect during the period ended March 31, 2000 provided for fees at the annual percentage rate of 0.60% of the Fund's average daily net assets. Loomis Sayles has contractually agreed, until February 1, 2001, to reduce its advisory fees and/or bear other expenses, to the extent necessary to limit the total operating expenses of the Fund to 1.50% of the Fund's average daily net assets.

Loomis Sayles may change or terminate its voluntary agreement at any time, but the relevant prospectus would be supplemented at the time to describe the change.

A. TRUSTEES FEES AND EXPENSES -- The Trust does not pay any compensation directly to its officers or trustees who are directors, officers or employees of Loomis Sayles, The Metropolitan Life Insurance Company or their affiliates. Each independent trustee is compensated by the Trust on behalf of each Fund at the rate of $1,250 per Fund per year, plus travel expenses for each meeting attended.

--------------------------------------------------------------------------------

MARCH 31, 2000 (UNAUDITED)

4. CREDIT RISK -- The Fund may invest up to 35% of its assets in securities offering high current income, which generally will be in the lower rating categories of recognized rating agencies. These securities are regarded as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligations and will generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities.

5. LINE OF CREDIT -- The Trust has entered into an agreement which enables the Fund to borrow under a $25 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to the Fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.455%. In addition, a commitment fee of 0.08% per annum, payable at the end of each calendar quarter, is accrued by the Trust and apportioned among the Funds based on each Fund's average daily unused portion of the line of credit. During the six months ended March 31, 2000, the Fund had no borrowing under the agreement.


                                                                              15